Other Non-financial Assets - Summary of Other Non-financial Assets (Detail) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Other Non Financial Assets [line items]
Other non-financial assets	$ 6,451,408	$ 4,345,410
Payments on behalf of thirds parties [member]
Disclosure of Other Non Financial Assets [line items]
Other non-financial assets	279,299
Advances of fee to Directors and Syndics [member]
Disclosure of Other Non Financial Assets [line items]
Other non-financial assets	4,564	3,186
Advance to Personnel [member]
Disclosure of Other Non Financial Assets [line items]
Other non-financial assets	2,064	77,508
Tax Credits [member]
Disclosure of Other Non Financial Assets [line items]
Other non-financial assets	481,751	177,766
Payments made in Advance [member]
Disclosure of Other Non Financial Assets [line items]
Other non-financial assets	970,268	690,008
Advances for Purchase of Assets [member]
Disclosure of Other Non Financial Assets [line items]
Other non-financial assets	2,961,867	1,755,403
Investment properties [member]
Disclosure of Other Non Financial Assets [line items]
Other non-financial assets	435,792	447,489
Other Sundry Assets Measured at Cost [member]
Disclosure of Other Non Financial Assets [line items]
Other non-financial assets	1,026,207	1,072,206
Assets Taken in Defense of Credits [member]
Disclosure of Other Non Financial Assets [line items]
Other non-financial assets	3,802	50,537
Others [member]
Disclosure of Other Non Financial Assets [line items]
Other non-financial assets	$ 285,794	$ 71,307